Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (1,373,511)	$ (119,470)	$ (26,907)
Adjustments to reconcile net loss to net cash provided by operating activities:
Goodwill impairment	942,408	102,470
Impairment of other long-lived assets	288,977	14,636
Depreciation and amortization	108,395	109,429	$ 92,436
Stock-based compensation	30,010	30,207	24,262
Foreign currency transaction loss (gain)	8,612	10,327	(1,470)
Deferred income taxes	(19,129)	(53,887)	(19,449)
Change in fair value of obligations in connection with acquisitions	$ (23,671)	$ (26,150)	754
Excess tax benefit from stock options and warrant			(2,817)
Other non-cash items	$ 17	$ 275	(53)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	25,075	(46,717)	(32,763)
Inventories	(12,408)	(39,370)	(27,102)
Net investment in sales-type leases	(6,497)	(5,078)	(4,909)
Other current assets and prepaid expenses	11,262	(10,537)	1,222
Other non-current assets	(439)	1,558	(1,625)
Accounts payable	(1,937)	(4,305)	(8,519)
Other current liabilities	(7,464)	31,047	14,000
Deferred revenues	10,141	12,662	11,601
Other non-current liabilities	(1,751)	6,719	13,368
Net cash provided by (used in) operating activities	(21,910)	13,816	32,029
Cash flows from investing activities
Purchase of property and equipment	(84,299)	(60,497)	(33,276)
Proceeds from maturities of bank deposits and restricted deposits	191,741	551,364	45,433
Investment in bank deposits and restricted deposits	(187,264)	(361,571)	(225,740)
Cash paid for acquisitions, net of cash acquired	(9,905)	(151,057)	(8,758)
Acquisition of intangible assets	(2,747)	(3,087)	$ (4,663)
Purchase of long-term investments	$ (250)	(3,767)
Proceeds from maturities and sales of marketable securities		1,634
Other investing activities	$ (378)	(458)	$ 253
Net cash used in investing activities	(93,102)	$ (27,439)	$ (226,751)
Cash flows from financing activities
Repayment of short-term debt	(175,000)
Proceeds from short-term debt	125,000	$ 50,000
Payment of obligations in connection with acquisitions	(19,875)	(10,795)
Proceeds from exercise of stock options and warrant	$ 2,871	$ 7,906	$ 12,451
Proceeds from follow-on offering, net of issuance costs			462,872
Excess tax benefit from stock options and warrant			$ 2,817
Acquisition of non-controlling interest		$ (2,170)
Other financing activities			$ (3,225)
Net cash provided by (used in) financing activities	$ (67,004)	$ 44,941	474,915
Effect of exchange rate changes on cash and cash equivalents	(2,533)	(3,265)	69
Net change in cash and cash equivalents	(184,549)	28,053	280,262
Cash and cash equivalents, beginning of year	442,141	414,088	133,826
Cash and cash equivalents, end of year	257,592	442,141	414,088
Supplemental disclosure of cash flow information
Cash paid for Income taxes	13,487	6,241	$ 3,300
Cash paid for interest	1,514	235
Transfer of inventory to fixed assets	8,886	10,933	$ 6,279
Transfer of fixed assets to inventory	3,661	3,819	316
Fair value of assets acquired, including $509, $6,502 and $3,405 of cash acquired for the years ended December 31, 2015, 2014 and 2013, respectively	12,570	360,595	573,604
Less liabilities assumed	(2,156)	(22,416)	(79,954)
Net acquired assets	10,414	338,179	493,650
Cash paid for merger and acquisitions	$ 10,414	157,559	12,163
Shares and other consideration		180,620	481,487
Total consideration paid for merger and acquisitions	$ 10,414	$ 338,179	$ 493,650